February 5, 2020

VIA EDGAR

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street, NE

Washington, DC 20549

RE:	Heartland Group, Inc. (the “Company”) (Registration Nos. 033-11371; 811-04982)

Ladies and Gentlemen:

Transmitted herewith via EDGAR on behalf of the Company, please find Pre-Effective Amendment No. 1 to the Company’s Registration Statement on Form N-14 (Registration No. 333-235679) relating to the reorganization of the ALPS | WMC Research Value Fund, a series of Financial Investors Trust, into the Heartland Mid Cap Value Fund, a series of the Company.

If you have any questions concerning this filing, please do not hesitate to contact me at 414-287-9308.

Very truly yours,

GODFREY & KAHN, S.C.

/s/ Kristen A. Irgens

Kristen A. Irgens